New Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Accounting Standards Updates Issued by Financial Accounting Standards Board
The following tables present Accounting Standard Updates (ASUs) issued by the Financial Accounting Standards Board that are applicable to Hydro One:
Recently Adopted Accounting Guidance

Guidance	Date issued	Description	Effective date	Impact on Hydro One
ASU 2018-14	August 2018
Disclosure requirements related to single-employer defined benefit pension or other post-retirement benefit plans are added, removed or clarified to improve the effectiveness of disclosures in financial statement notes.
			January 1, 2021	Resulted in the modification of certain disclosures associated with post-retirement and post-employment benefits that were previously included in the annual financial statements.
ASU 2019-12	December 2019
The amendments simplify the accounting for income taxes by removing certain exceptions to the general principles and improving consistent application of Topic 740 by clarifying and amending existing guidance.
			January 1, 2021	No impact upon adoption
ASU 2020-01	January 2020
The amendments clarify the interaction of the accounting for equity securities under Topic 321, investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815.
			January 1, 2021	No impact upon adoption
ASU 2020-10	October 2020	The amendments are intended to improve the Codification by ensuring the guidance required for an entity to disclose information in the notes of financial statements are codified in the disclosure sections to reduce the likelihood of disclosure requirements being missed.	January 1, 2021	No impact upon adoption
Recently Issued Accounting Guidance Not Yet Adopted

Guidance	Date issued	Description	Effective date	Anticipated Impact on Hydro One
ASU 2020-06	August 2020	The update addresses the complexity associated with
applying GAAP for certain financial instruments with
characteristics of liabilities and equity. The amendments
reduce the number of accounting models for convertible
		debt instruments and convertible preferred stock.	January 1 2022	No impact upon adoption
ASU 2021-05	July 2021	The amendments are intended to align lease classification requirements for lessors under Topic 842 with Topic 840's practice.	January 1, 2022	No impact upon adoption
ASU 2021-08	October 2021	The amendments address how to determine whether a contract liability is recognized by the acquirer in a business combination.	January 1, 2023	Under assessment
ASU 2021-10	November 2021	The update addresses the diversity on the recognition, measurement, presentation and disclosure of government assistance received by business entities.	January 1, 2022	Under assessment